Debt - Narrative Quarterly (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 24, 2021	Nov. 30, 2016	Nov. 30, 2016	Sep. 30, 2021	Sep. 30, 2020	Jun. 24, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2019
Debt Instrument [Line Items]
Total debt facilities				$ 0			$ 0		$ 177,690,000	$ 187,690,000
Loss on debt extinguishment	$ 39,400,000			0	$ 0		39,408,000	$ 0
Unamortized debt discounts and issuance costs				(559,000)			(559,000)		(30,725,000)	(34,689,000)
Principal payments on revolving credit facility							27,690,000	32,000,000	32,000,000	10,000,000	$ 0
Drawdown amounts							0	22,000,000	22,000,000	20,000,000	0
Revolving Credit Facility
Debt Instrument [Line Items]
Total debt facilities				0			0		27,690,000	37,690,000
Debt related commitment fee amount											100,000
Interest expense				100,000	400,000		600,000	1,300,000	1,600,000	1,600,000	1,700,000
Line of credit facility, maximum borrowing capacity											50,000,000
Principal payments on revolving credit facility	27,700,000							32,000,000	32,000,000.0	10,000,000.0	0
Drawdown amounts								22,000,000	$ 22,000,000.0	$ 20,000,000.0
Repaid outstanding borrowing including accrued and unpaid interest	$ 27,700,000
Maximum amount to be used for letters of credit				15,000,000			15,000,000
Maximum incremental revolving commitments							20,000,000
Borrowings outstanding under revolving line of credit facility				0			0				$ 27,700,000
Debt issuance costs		$ 1,700,000	$ 1,700,000	1,800,000			1,800,000
Payments of debt restructuring costs							400,000
Revolving Credit Facility | LIBOR Plus | Minimum
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	0.25%
Revolving Credit Facility | Fixed Rate
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	2.00%
Revolving Credit Facility | Fixed Rate | Minimum
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	3.25%
Revolving Credit Facility | Reduction To Cadence Bank Prime Rate
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	1.00%
Revolving Credit Facility | Weighted Average Interest Rate
Debt Instrument [Line Items]
Interest rate during the period									3.02%	4.95%	4.88%
Revolving Credit Facility | Effective Interest Rate
Debt Instrument [Line Items]
Interest rate during the period									3.93%	6.48%	6.10%
Convertible Debt
Debt Instrument [Line Items]
Interest rate		7.00%	7.00%
Debt instrument, face amount		$ 150,000,000	$ 150,000,000
Maturity date		Nov. 30, 2026	Nov. 30, 2026
Debt conversion converted instrument intrinsic value		$ 32,700,000	$ 32,700,000
Total debt facilities				0			0		$ 150,000,000	$ 150,000,000
Redemption amount				$ 161,600,000			$ 161,600,000
Debt instrument, repurchased face amount	$ 150,000,000					$ 150,000,000
Minimum amount held by redeeming holders	5,000,000					5,000,000
Loss on debt extinguishment	39,400,000
Premium paid to certain redeeming holders	10,900,000					10,900,000
Unamortized debt discounts and issuance costs	$ 28,500,000					28,500,000
Original issue discount rate		5.00%	5.00%
Debt instrument, discount		$ 5,800,000	$ 5,800,000
Commitment fee, percentage		3.00%	3.00%
Debt related commitment fee amount		$ 3,500,000	$ 3,500,000									$ 200,000
Debt issuance costs, including trailing costs, gross		1,100,000	1,100,000
Interest expense					$ 3,500,000	$ 6,900,000		$ 10,500,000	$ 14,100,000	$ 13,800,000	$ 13,400,000
Debt issuance costs		$ 900,000	$ 900,000
Convertible Debt | Effective Interest Rate
Debt Instrument [Line Items]
Interest rate during the period					11.95%	11.95%		11.95%	11.95%	11.95%	11.92%
Prior to Business Combination | Revolving Credit Facility | Weighted Average Interest Rate
Debt Instrument [Line Items]
Interest rate during the period					2.72%	2.62%		3.10%
Prior to Business Combination | Revolving Credit Facility | Effective Interest Rate
Debt Instrument [Line Items]
Interest rate during the period					3.67%	3.73%		3.95%